Document and Entity Information	12 Months Ended
Aug. 31, 2024
Document and Entity Information
Document Type	6-K
Document Period End Date	Aug. 31, 2024
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Entity Central Index Key	0001813783
Current Fiscal Year End Date	--08-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Amendment Flag	false